UNITED STATES
                          SECURITIES AND EXCHANGE COMMISSION
                              Washington, D.C.  20549

                                         Form 13F

                            Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:   December 31, 2000
                                                 -------------------

Check here if Amendment [  ]; Amendment Number:
                                                 ------
This Amendment (Check only one.):       [  ]  is a restatement.
                                        [  ]  adds new holding
                                              entries.
Institutional Investment Manager Filing this Report:

Name:      	Advance Capital Management, Inc.
Address:  	One Towne Square, Suite 444
                Southfield, MI  48076-3704

Form 13F File Number:   28-6474
                       -----------
The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     Robert J. Cappelli
Title:    Vice-President
Phone:    (248) 350-8543

Signature, Place, and Date of Signing:

/s/ Robert J. Cappelli                       Southfield, MI   	    2/13/01
-------------------------------------        --------------------   --------
[Signature]                                  [City, State]          [Date]

Report Type (Check only one.):

[ ] 13F HOLDINGS REPORT. (Check here if all holding of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[X] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

     Form 13F File Number                        Name
     28-115                                  T. Rowe Price
     ----------------------------        ------------------
     [Repeat as necessary.]


                                             Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                 0
                                          -----------------
Form 13F Information Table Entry Total:           74
                                          -----------------
Form 13F Information Table Value Total:   $     57,939
                                          -----------------
                                             (thousands)

List of Other Included Managers:

NONE

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

         No.               Form 13F File Number            Name

       --------            ----------------------          --------------
[Repeat as necessary.]


                                                          SUMMARY TABLE
                                                          DEC. 31, 2000



                                        TITLE OF            VALUE IN   SHARES/  SH/ PUT/  INVESTMT      VOTING AUTHORITY
         NAME OF ISSUER                 CLASS    CUSIP      $1,000'S   PRN AMT  PRN CALL  DSCRETN MGRS  SOLE           SHARED NONE
ABT      ABBOTT LABORATORIES            COM      002824100        552   11,400  SH        SOLE          11,400
AET      AETNA                          COM      008117103          6      142  SH        SOLE          142
AA       ALUMINUM CO OF AMERICA         COM      013817101         27      800  SH        SOLE          800
AOL      AMERICA ON-LINE                COM      02364J104        633   18,200  SH        SOLE          18,200
AHP      AMERICAN HOME PRODUCTS         COM      026609107        750   11,800  SH        SOLE          11,800
AIG      AMERICAN INTERNATIONAL GROUP   COM      026874107      1,490   15,120  SH        SOLE          15,120
T        AMERICAN TEL & TEL             COM      001957109        528   30,610  SH        SOLE          30,610
AMGN     AMGEN                          COM      031162100      1,151   18,000  SH        SOLE          18,000
BUD      ANHEUSER BUSCH                 COM      035229103         36      800  SH        SOLE          800
AMAT     APPLIED MATERIALS              COM      038222105        516   13,500  SH        SOLE          13,500
BK       BANK OF NEW YORK               COM      064057102         55    1,000  SH        SOLE          1,000
ONE      BANK ONE                       COM      06423A103         15      405  SH        SOLE          405
BAC      BANKAMERICA                    COM      06605F102        748   16,300  SH        SOLE          16,300
BLS      BELLSOUTH                      COM      079860102        610   14,900  SH        SOLE          14,900
BA       BOEING                         COM      097023105         92    1,400  SH        SOLE          1,400
BMY      BRISTOL-MYERS SQUIBB           COM      110122108      1,213   16,400  SH        SOLE          16,400
CAH      CARDINAL HEALTHCARE            COM      14149Y108         97      977  SH        SOLE          977
CAT      CATERPILLAR                    COM      149123101         24      500  SH        SOLE          500
C        CITIGROUP                      COM      172967101      1,876   36,730  SH        SOLE          36,730
KO       COCA-COLA COMPANY              COM      191216100      1,194   19,600  SH        SOLE          19,600
CMCSK    COMCAST                        COM      200300200        468   11,200  SH        SOLE          11,200
CPQ      COMPAQ COMPUTER                COM      204493100        218   14,500  SH        SOLE          14,500
CPWR     COMPUWARE                      COM      205638109          3      400  SH        SOLE          400
CSCO     CISCO SYSTEMS                  COM      17275R102      3,878  101,380  SH        SOLE          101,380
COST     COSTCO                         COM      22160Q102         32      800  SH        SOLE          800
DELL     DELL COMPUTER                  COM      247025109        595   34,100  SH        SOLE          34,100
DIS      DISNEY (WALT) CO.              COM      254687106        508   17,550  SH        SOLE          17,550
DOW      DOW CHEMICAL                   COM      260543103         44    1,200  SH        SOLE          1,200
DD       DU PONT (E.I.) DE NEMOURS      COM      263534109        444    9,200  SH        SOLE          9,200
DUK      DUKE POWER                     COM      264399106         61      716  SH        SOLE          716
ERICY    ERICSSON                       COM      294821400        741   66,200  SH        SOLE          66,200
XOM      EXXON MOBIL                    COM      30231G102      2,124   24,437  SH        SOLE          24,437
FNM      FEDERAL NATIONAL MTGE ASSOC.   COM      313586109        807    9,300  SH        SOLE          9,300
F        FORD MOTOR COMPANY             COM      345370100        528   22,549  SH        SOLE          22,549
GCI      GANNETT                        COM      364730101         25      400  SH        SOLE          400
GE       GENERAL ELECTRIC               COM      369604103      3,517   73,360  SH        SOLE          73,360
GM       GENERAL MOTORS                 COM      370442105         27      523  SH        SOLE          523
GX       GLOBAL CROSSING                COM      3921A1009        225   15,700  SH        SOLE          15,700
HWP      HEWLETT-PACKARD                COM      428236103        578   18,300  SH        SOLE          18,300
HD       HOME DEPOT                     COM      437076102      1,030   22,550  SH        SOLE          22,550
IP       INT'L PAPER                    COM      460146103         12      300  SH        SOLE          300
INTC     INTEL                          COM      458140100      2,771   91,600  SH        SOLE          91,600
IBM      INTL BUS MACHINES              COM      459200101      1,105   13,000  SH        SOLE          13,000
JDSU     JDS UNIPHASE                   COM      466125101      1,071   25,700  SH        SOLE          25,700
JNJ      JOHNSON & JOHNSON              COM      478160104      1,240   11,800  SH        SOLE          11,800
JPM      J. P. MORGAN                   COM      616880100         86      520  SH        SOLE          520
LLY      LILLY (ELI) & CO.              COM      532457108        884    9,500  SH        SOLE          9,500
LU       LUCENT TECHNOLOGIES            COM      549463107        418   30,956  SH        SOLE          30,956
MCD      MCDONALDS                      COM      580135101        439   12,900  SH        SOLE          12,900
WCOM     MCI WORLDCOM                   COM      55268B106         31    2,184  SH        SOLE          2,184
MDT      MEDTRONIC                      COM      585055106        779   12,900  SH        SOLE          12,900
MRK      MERCK                          COM      589331107      1,517   16,200  SH        SOLE          16,200
MSFT     MICROSOFT                      COM      594918104      2,801   64,400  SH        SOLE          64,400
MOT      MOTOROLA                       COM      620076109        450   22,200  SH        SOLE          22,200
JWN      NORDSTROMS                     COM      655664100         16      860  SH        SOLE          860
ORCL     ORACLE SYSTEMS                 COM      68389X105      2,604   89,600  SH        SOLE          89,600
PFE      PFIZER                         COM      717081103      2,014   43,775  SH        SOLE          43,775
PG       PROCTOR & GAMBLE               COM      742718109        933   11,900  SH        SOLE          11,900
LU       LUCENT TECHNOLOGIES            COM      549463107        418   30,956  SH        SOLE          30,956
Q        QWEST                          COM      749121109         33      800  SH        SOLE          800
RD       ROYAL DUTCH PETROLEUM - ADR    COM      780257804        921   15,200  SH        SOLE          15,200
SBC      SBC COMMUNICATIONS             COM      78387G103      1,201   25,149  SH        SOLE          25,149
SGP      SCHERING-PLOUGH                COM      806605101        726   12,800  SH        SOLE          12,800
SEBL     SEIBEL SYSTEMS                 COM      826170102        879   13,000  SH        SOLE          13,000
STT      STATE STREET BOSTON            COM      857477103        109      880  SH        SOLE          880
SUNW     SUN MICROSYSTEMS               COM      866810104      1,528   54,800  SH        SOLE          54,800
TLAB     TELLABS                        COM      879664100        288    5,100  SH        SOLE          5,100
TWX      TIME WARNER                    COM      887315109        601   11,500  SH        SOLE          11,500
VZ       VERIZON                        COM      92343V104      1,065   21,246  SH        SOLE          21,246
VRTS     VERITAS SOFTWARE               COM      923436109        973   11,125  SH        SOLE          11,125
VOD      VODAFONE                       COM      92857T107         31      875  SH        SOLE          875
WMT      WAL-MART STORES                COM      931142103      1,652   31,100  SH        SOLE          31,100
WFC      WELLS FARGO                    COM      949746101        874   15,700  SH        SOLE          15,700
WEC      WISCONSIN ENERGY CORP          COM      976657106          6      264  SH        SOLE          264

         TOTAL                                                 57,939


         * PLEASE NOTE THAT T. ROWE PRICE ASSOCIATES IS THE SUB-ADVISOR FOR THE STOCKS IN THE ADVANCE CAPITAL I BALANCED FUND AND EQUITY GROWTH FUND. THEY HAVE FILED THESE SECURITIES ON OUR BEHALF ON THEIR
           FORM 13F REPORT.